BUSINESS COMBINATIONS (Details Narrative) - USD ($)	Oct. 04, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Purchase consideration			$ 2,024,000
Revealed films [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 11,256,080
Shares transferred, acquisition-date fair value	1,353,966
Consideration made up from shares	$ 2,960,000		2,956,080	$ 7,000,000
Cash transferred, acquisition-date fair value	1,000,000		1,000,000	1,000,000
Loans transferred, acquisition-date fair value	2,000,000
Loans discounted, acquisition-date fair value	1,900,000
Amount of consideration payble in call options	6,700,000
Claw back clause	1,300,000		$ (1,300,000)
Loans payable	$ 2,000,000
Description of acquisition	The Company has agreed to pay top up consideration of 1.5X the difference between the revenue in 2023, 2024 and 2025 if the revenue growth is higher than $2 million and a profit of at least 7%. The revenue growth is calculated as revenue during the year minus $2 million or previous year’s revenue if the target was met.